ACQUISITION OF NEWPORT BANCORP, INC. Acquisition of Newport Bancorp, Inc. (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of the acquisition (in thousands).

Assets:
Cash and cash equivalents	$21,955
Investment securities	16,431
Loans receivable, net	361,055
Premises and equipment	9,726
Federal Home Loan Bank stock	5,356
Goodwill	7,762
Core deposit intangible	8,573
Other real estate owned	100
Bank-owned life insurance	11,266
Accrued interest receivable	848
Deferred tax asset, net	2,829
Other assets	525
Total assets acquired	446,426

Liabilities:
Deposits	288,437
FHLB advances	74,820
Repurchase agreement	15,072
Accrued expense and other liabilities	7,102
Total liabilities assumed	385,431
Net assets acquired	$60,995
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Business Acquisition, Pro Forma Information [Table Text Block]
The following table summarizes the unaudited pro forma financial results of operations as if the Company acquired Newport on January 1, 2012. Newport's operating results for 2013 included activity through September 6, 2013.

	Years Ended December 31,
(In Thousands, Except Per Share Amounts)	2013	2012

Net interest income	$39,735	$41,614
Net income	2,324	3,322
Earnings per share - Basic	0.19	0.27
Earnings per share - Diluted	0.19	0.27